Financial Instruments Financial Instruments - Schedule of Gross Presentation on Consolidated Balance Sheets (Details) (Cheniere Energy Partners, LP [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
LNG Inventory Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized			$ 232
Derivative Liability, Gross Amounts Recognized	(218)	(161)
Derivative Asset, Gross Amounts Offset in our Balance Sheet			0
Derivative Liability, Gross Amounts Offset in our Balance Sheet	(218)	(161)
Net Amounts Presented in our Balance Sheets	0	0	232
Derivative Asset, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument			0
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument	0	0
Derivative, Gross Amounts not Offset in our Consolidate Balance Sheets, Cash Collateral Received (Paid)	0	0	0
Derivative Asset, Net Amount	0		232
Derivative Liability, Net Amount		0
Fuel Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		27
Derivative Liability, Gross Amounts Recognized			(98)
Derivative Asset, Gross Amounts Offset in our Balance Sheet		0
Derivative Liability, Gross Amounts Offset in our Balance Sheet			(98)
Net Amounts Presented in our Balance Sheets		27	0
Derivative Asset, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument		0
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument			0
Derivative, Gross Amounts not Offset in our Consolidate Balance Sheets, Cash Collateral Received (Paid)		0	0
Derivative Asset, Net Amount		27
Derivative Liability, Net Amount			0
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	15,059	98,123
Derivative Liability, Gross Amounts Recognized			(5,134)
Derivative Asset, Gross Amounts Offset in our Balance Sheet	0	0
Derivative Liability, Gross Amounts Offset in our Balance Sheet			0
Net Amounts Presented in our Balance Sheets	15,059	98,123	(5,134)
Derivative Asset, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument	0	0
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument			0
Derivative, Gross Amounts not Offset in our Consolidate Balance Sheets, Cash Collateral Received (Paid)	0	0	0
Derivative Asset, Net Amount	15,059	98,123
Derivative Liability, Net Amount			(5,134)
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized			(21,290)
Derivative Liability, Gross Amounts Offset in our Balance Sheet			0
Net Amounts Presented in our Balance Sheets			(21,290)
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument			0
Derivative, Gross Amounts not Offset in our Consolidate Balance Sheets, Cash Collateral Received (Paid)			0
Derivative Liability, Net Amount			(21,290)
Interest Rate Contract 2 [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		(13,484)
Derivative Liability, Gross Amounts Offset in our Balance Sheet		0
Net Amounts Presented in our Balance Sheets		(13,484)
Derivative Liability, Gross Amount Not Offset in our Balance Sheets - Derivative Instrument		0
Derivative, Gross Amounts not Offset in our Consolidate Balance Sheets, Cash Collateral Received (Paid)		0
Derivative Liability, Net Amount		$ (13,484)